Average Annual Total Returns - Natixis Sustainable Future 2045 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	16.89%
Since Inception	13.54%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	13.97%
Since Inception	11.27%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.91%
Since Inception	10.08%
Inception Date	Feb. 28, 2017